PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT

NOTE 5 – PREMISES AND EQUIPMENT

The major classes of premises and equipment at December 31 and the total accumulated depreciation are as follows (in thousands):

	2025	2024
Land	$1,010	$1,010
Buildings and improvements	13,470	13,381
Furniture, fixtures, and equipment	7,734	6,002
	22,214	20,393
Less accumulated depreciation	(10,167)	(10,286)
	$12,047	$10,107

Depreciation expense was $758 thousand and $591 thousand for the years ended December 31, 2025 and 2024, respectively.

The Company leases certain premises and equipment under operating leases. Right-of-use (“ROU”) assets and lease liabilities are recognized based on the present value of the remaining lease payments using a discount rate that represents the Company’s incremental borrowing rate at the lease commencement date.

ROU assets and operating lease liabilities are included in other assets and other liabilities, respectively, on the consolidated balance sheets.

Operating lease ROU assets represent the Company’s right to use an underlying asset during the lease term and operating lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease expense, which is comprised of amortization of the ROU asset and the implicit interest accreted on the operating lease liability, is recognized on a straight-line basis over the lease term, and is recorded in occupancy expense in the consolidated statements of income. As there are no lease incentives present in the Company’s current leases, the ROU assets are equal to the lease liabilities.

At December 31, 2025, the Company had lease liabilities and ROU assets totaling $403 thousand. At December 31, 2024 the company had lease liabilities and ROU assets totaling and $231 thousand. The weighted average discount rate used in the measurement of operating lease liabilities was 3.5% as of December 31, 2025 and 3.5% at December 31, 2024. As of December 31, 2025 and December 31, 2024, the weighted average remaining lease term for operating leases was 5.5 years and 5.6 years, respectively. The total lease costs were $154 thousand for the year ended December 31, 2025, and $174 thousand for the year ended December 31, 2024.

NOTE 5 – PREMISES AND EQUIPMENT (Continued)

A maturity analysis of operating lease liabilities is as follows:

December 31, 2025
(dollars in thousands)
Lease payments due:
Less than 1 year	$120
1 year through less than 2 years	62
2 years through less than 3 years	62
3 years through less than 4 years	62
4 years through less than 5 years	62
After 5 years	67
Total undiscounted cash flows	435
Impact of discounting	(32)
Total lease liability	$403